Disaggregation of Revenues (Tables)	3 Months Ended	12 Months Ended
	May 31, 2022	Feb. 28, 2022
Disaggregation of Revenue [Abstract]
Schedule of disaggregation of revenues [Table Text Block]
	May 31, 2022	May 31, 2021
Sales	$10,010,352	$572,680
Fees and other	38,144	-
Total operating revenues	$10,048,496	$572,680

Investment income	52	5,715
Change in fair value of marketable securities	-	12,045
Total revenue	$10,048,548	$590,440

	February 28, 2022	February 28, 2021
Sales	$18,020,924	$-
Loan interest	-	42,838
Fees and other	96,414	49,910
Interest, fees, and other recovered	157,511	43,365
Total operating revenues	18,274,849	$136,113

Investment income	$20,432	$14,618
Gain on sale of marketable securities	10,107	-
Change in fair value of marketable securities	6,881	(812)
Impairment of other investments	-	(183,466)
Total revenue	$18,312,269	$(33,547)